Commitments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Commitments [Abstract]
Schedule of future minimum payments under lease
Fiscal year ending, June 30:
2017 – remaining nine months	$62,095
2018	83,900
2019	62,925

Total	$209,750

Fiscal year ending,
June 30, 2017	$81,435
June 30, 2018	84,696
June 30, 2019	65,412

Total	$231,543